SHARE-BASED COMPENSATION - Employee ownership plan of Yaofang (Details) ¥ / shares in Units, ¥ in Thousands		6 Months Ended	12 Months Ended
	Dec. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 ¥ / shares $ / shares	Dec. 31, 2022 item ¥ / shares
SHARE-BASED COMPENSATION
Share based compensation expense			¥ 10,047		¥ 20,149		¥ 226,170
Total compensation cost recognized			10,047		20,149		¥ 226,170
Employee ownership plan of 1 Pharmacy Technology
SHARE-BASED COMPENSATION
Issuance Price			32,500
Fair value of Ordinary Shares | ¥ / shares		¥ 14.5					¥ 14.5	¥ 14.5	¥ 14.5
Share based compensation expense	¥ 152,991	¥ 0	0		¥ 0		¥ 204,353
Number of grantees affected | item									46
Unrecognized compensation expense			¥ 2,289	¥ 2,289
Weighted-average grant-date fair value of share units granted | ¥ / shares			¥ 0		¥ 0		¥ 13.5
Total fair value of restricted share units vested			¥ 0		¥ 0		¥ 0
Total compensation cost recognized	¥ 152,991	¥ 0	¥ 0		0		204,353
Employee ownership plan of 1 Pharmacy Technology | Tranche One
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			50.00%
Employee ownership plan of 1 Pharmacy Technology | Tranche Two
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)			50.00%
Restricted share units
SHARE-BASED COMPENSATION
Issuance Price			¥ 17,711		21,568		18,261
Share based compensation expense			9,816		19,496		15,611
Weighted-average grant-date fair value of share units granted | $ / shares				¥ 0.32		$ 0.52		¥ 1.3
Total compensation cost recognized			¥ 9,816		¥ 19,496		¥ 15,611
Weighted average period of unvested share options			1 month 6 days